Subsequent Events (Details)				1 Months Ended		24 Months Ended
	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Apr. 10, 2023 USD ($)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	May 12, 2025	May 12, 2023 USD ($)	May 12, 2023 CNY (¥)
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Company paid amount			$ 3,601,000
Bank loans							$ 5,824,451	¥ 40,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Fixed annual interest rate						7.00%
Subsequent Event [Member] | Ms. Zhao Dongfang [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage			3.40%
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Total consideration				$ 4,717,805	¥ 32,400,000
Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity interest	19.00%	19.00%	100.00%
Total consideration	$ 834,353	¥ 5,730,000	$ 5,000,000